Significant Accounting and Reporting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates			3 months
Investment in operating leases less accumulated depreciation	¥ 621,237		¥ 621,237		¥ 605,415
Effective tax rate	30.40%	32.90%	29.10%	32.90%
National corporation tax	24.00%	24.00%	24.00%	24.00%
Inhabitant tax	4.00%	4.00%	4.00%	4.00%
Deductible enterprise tax	4.00%	4.00%	4.00%	4.00%
Statutory income tax rate	31.50%	31.70%	31.50%	31.70%
Increase in additional paid-in capital had such stock splits made prior to October 1, 2001			¥ 24,674
Loans held for sale in installment loans	¥ 44,398		44,398		18,300
Loans held for sale measured at fair value	31,196		31,196		17,260
Residential condominiums under development	74,051		74,051		51,415
Finished goods	57,324		57,324		59,586
Write-down on residential condominiums under development	69	¥ 64	110	¥ 88
Goodwill	416,129		416,129		368,625
Other intangible assets	435,561		435,561		439,100
Increase (decrease) in retained earnings	2,427,424		2,427,424		2,315,283
Increase (decrease) in accumulated other comprehensive income	(35,696)		(35,696)		(45,566)
Increase (decrease) in cash and cash equivalents and restricted cash			(150,344)	140,991
Services income	205,329	201,032	412,587	388,237
Finance revenues	60,793	55,983	117,352	113,346
Accounting standards update 2014-09
Significant Accounting Policies [Line Items]
Increase (decrease) in retained earnings	405		405
Accounting standards update 2016-01
Significant Accounting Policies [Line Items]
Increase (decrease) in retained earnings	2,899		2,899
Increase (decrease) in accumulated other comprehensive income	(2,899)		(2,899)
Accounting standards update 2016-16
Significant Accounting Policies [Line Items]
Increase (decrease) in retained earnings	3,772		3,772
Accounting Standards Update 2016-18 [Member]
Significant Accounting Policies [Line Items]
Increase (decrease) in cash and cash equivalents and restricted cash			29,996	(5,100)
Restatement Adjustment
Significant Accounting Policies [Line Items]
Services income		(3,496)		(6,869)
Finance revenues		¥ 3,496		¥ 6,869
Property under Facility Operations
Significant Accounting Policies [Line Items]
Accumulated depreciation	107,682		107,682		101,103
Office Facilities
Significant Accounting Policies [Line Items]
Accumulated depreciation	¥ 53,242		¥ 53,242		¥ 51,395
Minimum
Significant Accounting Policies [Line Items]
Income tax settlement by tax authority			50.00%